Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 166,505,382.72
Previously Paid Amount	153.10
Total Fee Amount	10,836.57
Total Offset Amount	0.00
Net Fee	$ 10,683.47